UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05970

Cash Account Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  4/30

Date of reporting period:  1/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2013 (Unaudited)

Cash Account Trust-Tax-Exempt Portfolio
	Principal Amount ($)	Value ($)
Municipal Investments 99.3%
Alabama 0.4%
Tuscaloosa County, AL, Industrial Development Gulf Opportunity Zone, Hunt Refining Project, Series C, 0.1% *, 12/1/2027, LOC: Bank of Nova Scotia	10,000,000	10,000,000
Alaska 1.1%
Anchorage, AK:
TECP, 0.23%, 4/4/2013, LOC: Wells Fargo	17,000,000	17,000,000
TECP, 0.23%, 6/5/2013, LOC: Wells Fargo	8,300,000	8,300,000

		25,300,000
Arkansas 0.4%
Fort Smith, AR, Mitsubishi Power Systems Revenue, Recovery Zone Facility Bonds, 0.12% *, 10/1/2040, LOC: Bank of Tokyo-Mitsubishi UFJ	8,000,000	8,000,000
California 10.1%
California, BB&T Municipal Trust, Series 2023, 144A, 0.11% *, 1/1/2024, INS: NATL, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	23,745,000	23,745,000
California, Clipper Tax-Exempt Certificate Trust, Series 2009-66, 144A, 0.1% *, 5/15/2030, LIQ: State Street Bank & Trust Co.	22,000,000	22,000,000
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.28% *, 6/1/2041, LIQ: Morgan Stanley Bank	5,000,000	5,000,000
California, RBC Municipal Products, Inc. Trust:
Series E-21, 144A, 0.14% *, Mandatory Put 5/1/2013 @ 100, 10/1/2013, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	25,000,000	25,000,000
Series E-24, 144A, 0.14% *, Mandatory Put 4/1/2013 @ 100, 7/1/2031, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	19,415,000	19,415,000
California, RIB Floater Trust, Series 12UX, 144A, 0.12% *, 5/15/2037, LIQ: Barclays Bank PLC	8,700,000	8,700,000
California, State Housing Finance Agency, Multi-Family Housing Revenue, Series C, AMT, 0.1% *, 2/1/2037, LOC: Fannie Mae, Freddie Mac	5,835,000	5,835,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue:
Series 2680, 144A, 0.17% *, 5/15/2018, LOC: JPMorgan Chase Bank NA	17,800,000	17,800,000
Series 2681, 144A, AMT, 0.24% *, 5/15/2018, LOC: JPMorgan Chase Bank NA	12,250,000	12,250,000
California, Wells Fargo Stage Trust, Series 31C, 144A, AMT, 0.26% *, Mandatory Put 2/14/2013 @ 100, 1/1/2022, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	5,995,000	5,995,000
Covina, CA, Redevelopment Agency, Multi-Family Housing Revenue, ShadowHills Apartments, Inc., Series A, 0.11% *, 12/1/2015, LIQ: Fannie Mae	7,500,000	7,500,000
Los Angeles County, CA, General Obligation:
Series A, 2.0%, 2/28/2013	37,000,000	37,049,370
Series B, 2.0%, 3/29/2013	20,000,000	20,055,585
San Diego County, CA, School District Note Participations, Series A, 2.0%, 6/28/2013	10,000,000	10,073,541

		220,418,496
Colorado 4.2%
Colorado, State Education Loan Program, Series C, 144A, 2.5%, 6/27/2013	60,000,000	60,567,898
Colorado, State Educational & Cultural Facilities Authority Revenue, Southeastern California Projects, 0.11% *, 6/1/2038, LOC: Bank of America NA	32,330,000	32,330,000

		92,897,898
Delaware 1.2%
Delaware, BB&T Municipal Trust, Series 5000, 144A, 0.19% *, 10/1/2028, LIQ: Rabobank Nederland, LOC: Rabobank International	6,915,000	6,915,000
Delaware, State Economic Development Authority Revenue, YMCA Delaware Project, 0.11% *, 5/1/2036, LOC: PNC Bank NA	4,885,000	4,885,000
Eagle Tax- Exempt Trust, 144A, AMT, 0.15% *, 4/15/2049, LIQ: Federal Home Loan Bank	14,855,000	14,855,000

		26,655,000
District of Columbia 1.3%
District of Columbia, Metropolitan Airport Authority, Airport Systems Revenue, 0.09% *, 10/1/2039, LOC: Barclays Bank PLC	13,880,000	13,880,000
District of Columbia, Wells Fargo Stage Trust, Series 57C, 144A, AMT, 0.32% *, 10/1/2032, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	13,965,000	13,965,000

		27,845,000
Florida 5.3%
Florida, BB&T Municipal Trust, Series 1010, 144A, 0.14% *, 1/15/2019, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	5,980,000	5,980,000
Florida, State Development Finance Corp., Enterprise Board Industrial Development Program, Out of Door Academy, 0.11% *, 7/1/2038, LOC: Northern Trust Co.	12,600,000	12,600,000
Florida, Wells Fargo Stage Trust, Series 35C, 144A, AMT, 0.15% *, 10/1/2026, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	17,720,000	17,720,000
Hillsborough County, FL:
TECP, 0.12%, 3/21/2013, LOC: State Street Bank & Trust	25,110,000	25,110,000
TECP, 0.12%, 4/18/2013, LOC: State Street Bank & Trust	28,000,000	28,000,000
Lee County, FL, Industrial Development Authority, Health Care Facilities Revenue, Hope Hospice Project, 0.11% *, 10/1/2027, LOC: Northern Trust Co.	19,600,000	19,600,000
Palm Beach County, FL, Benjamin Private School Project Revenue, 0.11% *, 7/1/2025, LOC: Northern Trust Co.	5,920,000	5,920,000

		114,930,000
Georgia 1.4%
Burke County, GA, Development Authority Revenue, Georgia Power Co. Plant, 144A, 0.14% *, 5/1/2022	7,155,000	7,155,000
Georgia, Municipal Electric Authority, Project No. 1, Series B, 0.1% *, 1/1/2048, LOC: Bank of Tokyo-Mitsubishi UFJ	15,000,000	15,000,000
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project, Series C, 0.1% *, 10/1/2031, LOC: Branch Banking & Trust	8,335,000	8,335,000

		30,490,000
Hawaii 0.9%
Hawaii, State Department of Budget & Finance Special Purpose Revenue, Series 2135, 144A, AMT, 0.15% *, 3/1/2037, GTY: Wells Fargo & Co., INS: FGIC, LIQ: Wells Fargo & Co.	19,485,000	19,485,000
Idaho 2.2%
Idaho, State General Obligation, 2.0%, 6/28/2013	47,000,000	47,339,900
Illinois 14.4%
Channahon, IL, Morris Hospital Revenue, Series A, 0.1% *, 12/1/2034, LOC: U.S. Bank NA	6,780,000	6,780,000
Chicago, IL, Loyola University:
TECP, 0.14%, 5/21/2013	25,000,000	25,000,000
TECP, 0.15%, 6/3/2013	25,040,000	25,040,000
Chicago, IL, O'Hare International Airport Revenue, 0.18%, 5/7/2013	5,000,000	5,000,000
Illinois, BB&T Municipal Trust, Series 5001, 144A, 0.19% *, 6/1/2020, LIQ: Rabobank Nederland, LOC: Rabobank International	23,460,000	23,460,000
Illinois, Educational Facilities Authority Revenue, University of Chicago, Series B-3, 0.24% *, Mandatory Put 5/2/2013 @ 100, 7/1/2036	18,000,000	18,000,000
Illinois, Educational Facilities Authority Revenues:
TECP, 0.11%, 2/1/2013, LOC: Northern Trust Co.	35,000,000	35,000,000
TECP, 0.11%, 2/4/2013, LOC: Northern Trust Co.	30,000,000	30,000,000
TECP, 0.14%, 3/1/2013, LOC: Northern Trust Co.	16,200,000	16,200,000
TECP, 0.14%, 3/5/2013, LOC: Northern Trust Co.	30,000,000	30,000,000
TECP, 0.16%, 3/6/2013, LOC: Northern Trust Co.	20,000,000	20,000,000
Illinois, State Finance Authority Revenue, Carle Foundation, Series B, 0.08% *, 2/15/2033, LOC: Northern Trust Co.	10,125,000	10,124,889
Illinois, State Finance Authority Revenue, Presbyterian Homes, 0.11% *, 9/1/2024, LOC: Northern Trust Co.	20,030,000	20,030,000
Illinois, State Finance Authority Revenue, Resurrection Health, Series C, 0.1% *, 5/15/2035, LOC: Barclays Bank PLC	5,000,000	5,000,000
Illinois, Wells Fargo Stage Trust, Series 27C, 144A, 0.15% *, 8/1/2025, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA,	38,405,000	38,405,000
Mundelein, IL, Industrial Development Revenue, MacLean Fogg Co. Project, 144A, AMT, 0.19% *, 1/1/2015, LOC: Northern Trust Co.	6,500,000	6,500,000

		314,539,889
Indiana 3.4%
Indiana, IPS Multi-School Building Corp., Series R-885WF, 144A, 0.14% *, 1/15/2025, INS: AGMC, GTY: Wells Fargo & Co., LIQ: Wells Fargo & Co.	7,630,000	7,630,000
Indiana, State Finance Authority, Hospital Revenue, Indiana University Health, Series D, 0.09% *, 3/1/2033, LOC: Northern Trust Co.	6,325,000	6,325,000
Indiana, State Finance Authority, Industrial Revenue, Midwest Fertilizer Corp. Project, 0.2%, Mandatory Put 7/1/2013 @ 100, 7/1/2046	60,000,000	60,000,000

		73,955,000
Iowa 0.3%
Iowa, State Finance Authority, Wellness Facilities Revenue, Marshalltown Community Project, 0.11% *, 1/1/2031, LOC: Northern Trust Co.	7,015,000	7,015,000
Kansas 0.7%
Kansas, State Development Finance Authority, Multi-Family Revenue, Oak Ridge Park II Project, Series X, AMT, 0.17% *, 12/1/2036, LOC: U.S. Bank NA	3,650,000	3,650,000
Olathe, KS, General Obligation, Series A, 1.5%, 7/1/2013	11,280,000	11,340,139

		14,990,139
Kentucky 1.6%
Kentucky, State Economic Development Finance Authority, Catholic Health Initiatives:
Series B, 0.2% **, 2/1/2046	10,680,000	10,680,000
Series B-2, 0.2% **, 2/1/2046	12,000,000	12,000,000
Series B-3, 0.2% **, 2/1/2046	12,415,000	12,415,000

		35,095,000
Maryland 1.4%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Pooled Loan Program, Series D, 144A, 0.12% *, 1/1/2029, LOC: Bank of America NA	14,570,000	14,570,000
Montgomery County, MD, TECP, 0.18%, 3/6/2013, LIQ: State Street Bank & Trust	17,000,000	17,000,000

		31,570,000
Massachusetts 1.7%
Massachusetts, General Obligation, Series A, 0.48% *, 2/1/2013	11,500,000	11,500,000
Massachusetts, State Central Artery, Series A, 0.14% *, 12/1/2030, SPA: Bank of America NA	10,050,000	10,050,000
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Contract Assistance, Series A4, 0.09% *, 1/1/2039, SPA: Barclays Bank PLC	16,000,000	16,000,000

		37,550,000
Michigan 6.8%
Michigan, RBC Municipal Products, Inc. Trust:
Series L-23, 144A, AMT, 0.16% *, 3/1/2028, INS: AMBAC, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	40,900,000	40,900,000
Series L-27, 144A, AMT, 0.16% *, 3/1/2031, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	40,000,000	40,000,000
Michigan, State Finance Authority Revenue, Unemployment Obligation Assessment, Series A, 2.0%, 7/1/2013	11,100,000	11,182,889
Michigan, State Higher Education Facilities Authority, Limited Obligation, Hope College, Series B, 0.11% *, 4/1/2032, LOC: PNC Bank NA	12,700,000	12,700,000
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group:
Series F-7, 0.19% *, 11/15/2047	11,200,000	11,200,000
Series F-6, 0.19% **, 11/15/2049	8,660,000	8,660,000
Series F-8, 0.19% **, 11/15/2049	7,100,000	7,100,000
Michigan, State Strategic Fund Ltd., Obligation Revenue, Consumers Energy Co., 0.11% *, 4/15/2018, LOC: JPMorgan Chase Bank NA	17,000,000	17,000,000

		148,742,889
Minnesota 1.1%
Cohasset, MN, State Power & Light Co. Project, Series A, 0.14% *, 6/1/2020, LOC: JPMorgan Chase Bank NA	24,630,000	24,630,000
Mississippi 0.8%
Mississippi, Redstone Partners Floaters/Residuals Trust:
Series C, 144A, AMT, 0.24% *, 12/1/2047, LOC: Wachovia Bank NA	9,240,000	9,240,000
Series A, 144A, AMT, 0.42% *, 4/1/2048, LOC: Wells Fargo Bank NA	9,500,000	9,500,000

		18,740,000
Missouri 1.3%
Missouri, State Health & Educational Facilities, TECP, 0.12%, 5/21/2013	28,000,000	28,000,000
Nevada 1.4%
Clark County, NV, Airport Revenue, Series D-2B, 0.1% *, 7/1/2040, LOC: Royal Bank of Canada	30,500,000	30,500,000
New Mexico 0.5%
New Mexico, Eclipse Funding Trust Various States, Solar Eclipse, State Finance Authority Revenue, Series 2006-0034, 144A, 0.1% *, 12/15/2013, LIQ: U.S. Bank NA, LOC: U.S. Bank NA	10,190,000	10,190,000
New York 2.3%
BlackRock New York Municipal Income Quality Trust, Series W-7-40, 144A, AMT, 0.2% *, 10/1/2041, LIQ: Barclays Bank PLC	5,000,000	5,000,000
BlackRock New York Municipal Intermediate Duration Fund, Inc., Series W-7-296, 144A, AMT, 0.2% *, 10/1/2041, LIQ: Barclays Bank PLC	13,500,000	13,500,000
Nassau, NY, Health Care Corp. Revenue, 0.13% *, 8/1/2029, LOC: Wells Fargo Bank NA	5,865,000	5,865,000
New York, Barclays Capital Municipal Trust Receipts, Series 6W-D, 144A, 0.11% *, 3/15/2037, LIQ: Barclays Bank PLC	6,500,000	6,500,000
New York, Wells Fargo Stage Trust, Series 4C, 144A, 0.1% *, 9/1/2040, LIQ: Wells Fargo Bank NA	19,980,000	19,980,000

		50,845,000
North Carolina 2.6%
North Carolina, BB&T Municipal Trust:
Series 1008, 144A, 0.19% *, 3/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	5,695,000	5,695,000
Series 1009, 144A, 0.19% *, 6/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	15,675,000	15,675,000
North Carolina, Capital Facilities Finance Agency, TECP, 0.15%, 6/5/2013	13,860,000	13,860,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Campbell University, 0.1% *, 10/1/2034, LOC: Branch Banking & Trust	5,420,000	5,420,000
North Carolina, Lower Cape Fear Water & Sewer Authority, Special Facility Revenue, Bladen Bluffs Project, Recovery Zone Facility, 0.07% *, 12/1/2034, LOC: Rabobank International	4,020,000	4,020,000
North Carolina, State Capital Facilities Finance Agency, Educational Facilities Revenue, Salem Academy & College Project, 0.1% *, 8/1/2030, LOC: Branch Banking & Trust	6,910,000	6,910,000
North Carolina, State Capital Facilities Finance Agency, Recreational Facilities Revenue, YMCA of Greater Charlotte Project, Series A, 0.1% *, 4/1/2029, LOC: Branch Banking & Trust	4,835,000	4,835,000

		56,415,000
Ohio 1.8%
Ohio, Puttable Floating Option Tax-Exempt Receipts, Series 808, 144A, AMT, 0.35% *, 12/1/2041, GTY: Bank of America NA, INS: AMBAC, LIQ: Bank of America NA	30,000,000	30,000,000
Ohio, Redstone Partners Floaters/Residuals Trust, Housing Finance Authority, Series C, 144A, 0.24% *, 6/1/2048, LOC: Wachovia Bank NA	9,695,000	9,695,000

		39,695,000
Oklahoma 0.5%
Tulsa, OK, Airports Improvement Trust, Special Facilities Revenue, Lufthansa/Bizjet International, Inc., 144A, AMT, 0.14% *, 8/1/2018, LOC: Landesbank Hessen-Thuringen	10,120,000	10,120,000
Other 4.1%
BlackRock Muni Holdings Investment Quality Fund, Series W-7-2746, 144A, AMT, 0.3% *, 7/1/2041, LIQ: Bank of America NA	28,100,000	28,100,000
BlackRock Municipal Bond Investment Trust, Series W-7-178, 144A, AMT, 0.2% *, 10/1/2041, LIQ: Barclays Bank PLC	9,300,000	9,300,000
Nuveen Premier Income Municipal Fund 2, Inc., Series 1-4895, 144A, AMT, 0.2% *, 5/5/2041, LIQ: Barclays Bank PLC	52,000,000	52,000,000

		89,400,000
Pennsylvania 4.7%
Delaware County, PA, Industrial Development Authority, Solid Waste System Revenue, Various Rate-Scott Paper Co., Series D, 0.1% *, 12/1/2018, GTY: Kimberly-Clark Corp.	5,400,000	5,400,000
Pennsylvania, State Economic Development Financing Authority, IESI PA Corp., 0.11% *, 11/1/2028, GTY: IESI Corp., LOC: Bank of America NA	34,000,000	34,000,000
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue, Series C, 0.11% *, 7/1/2024, LOC: PNC Bank NA	40,800,000	40,800,000
University of Pittsburgh, PA, The Commonwealth Systems of Higher Education, Pittsburgh Assessment Notes, 2.0%, 7/2/2013	17,000,000	17,125,683
Westmoreland County, PA, Industrial Development Authority, Health Systems, Excela Health Project, Series B, 0.11% *, 7/1/2030, LOC: PNC Bank NA	5,170,000	5,170,000

		102,495,683
South Carolina 0.2%
South Carolina, State Jobs-Economic Development Authority Revenue, Goodwill Industries of Upper South Carolina, Inc., 0.1% *, 9/1/2028, LOC: Branch Banking & Trust	3,595,000	3,595,000
Tennessee 4.9%
Nashville & Davidson County, TN, Metropolitan Government:
TECP, 0.19%, 2/20/2013	10,000,000	10,000,000
TECP, 0.2%, 2/5/2013	17,000,000	16,999,963
Tennessee, Henderson Industrial Development Board Revenue, Arvin Sango Project, Inc., AMT, 0.14% *, 2/1/2042, LOC: Bank of Tokyo-Mitsubishi UFJ	5,000,000	5,000,000
Tennessee, Tennergy Corp., Gas Revenue, Stars Certificates, Series 2006-001, 144A, 0.15% *, 5/1/2016, LOC: BNP Paribas	75,675,000	75,675,000

		107,674,963
Texas 8.6%
Harris County, TX, Cultural Education, TECP, 0.23%, 7/9/2013	40,000,000	40,000,000
Lamar, TX, Consolidated Independent School District, Series R-12266, 144A, 0.13% *, 8/1/2015, SPA: Citibank NA	20,485,000	20,485,000
North Texas, Tollway Authority Revenue:
TECP, 0.13%, 3/11/2013, LOC: JPMorgan Bank	8,000,000	8,000,000
TECP, 0.14%, 3/12/2013, LOC: JPMorgan Bank	13,000,000	13,000,000
Tarrant County, TX, Redstone Partners Floaters/Residuals Trust, Series A, 144A, AMT, 0.24% *, 12/1/2047, LOC: Wachovia Bank NA	12,045,000	12,045,000
Texas, Capital Area Housing Finance Corp., Cypress Creek at River Apartment, AMT, 0.12% *, 10/1/2039, LOC: Citibank NA	10,790,000	10,790,000
Texas, JPMorgan Chase Putters/Drivers Trust, Series 4264, 144A, 0.12% *, 8/30/2013, LIQ: JPMorgan Chase Bank NA	28,000,000	28,000,000
Texas, State Transportation Revenue, 2.5%, 8/30/2013	45,000,000	45,590,050
Texas City, TX, Industrial Development Corp. Revenue, Del Papa Realty Holdings, 0.11% *, 1/1/2051, LOC: Bank of America NA	9,500,000	9,500,000

		187,410,050
Virginia 1.2%
Virginia, Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates, "A", Series M024, AMT, 0.14% *, 7/15/2050, LIQ: Freddie Mac	16,985,000	16,985,000
Virginia, RBC Municipal Products, Inc. Trust, Series C-2, 144A, AMT, 0.15% *, 1/1/2014, LOC: Royal Bank of Canada, SPA: Royal Bank of Canada	8,450,000	8,450,000

		25,435,000
Washington 1.9%
Washington, State Economic Development Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series D, AMT, 0.14% *, 7/1/2030, LOC: JPMorgan Chase Bank NA	20,000,000	20,000,000
Washington, State Higher Education Facilities Authority Revenue, Seattle University Project, Series A, 0.1% *, 5/1/2028, LOC: U.S. Bank NA	8,170,000	8,170,000
Washington, Wells Fargo Stage Trust, Series 93C, 144A, 0.29%, Mandatory Put 6/13/2013 @ 100, 8/15/2046, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	13,675,000	13,675,000

		41,845,000
West Virginia 0.6%
West Virginia, Economic Development Authority Revenue, Morgantown Energy, AMT, 0.13% *, 4/1/2027, LOC: Union Bank NA	12,600,000	12,600,000
Wisconsin 0.2%
Wisconsin, Milwaukee Redevelopment Authority, Redevelopment Lease Revenue, Kenilworth Project, 0.1% *, 9/1/2040, LOC: U.S. Bank NA	4,230,000	4,230,000
Wyoming 1.8%
Wyoming, State Student Loan Corp. Revenue, Series A-3, 0.1% *, 12/1/2043, LOC: Royal Bank of Canada	40,000,000	40,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,170,639,907) †	99.3	2,170,639,907
Other Assets and Liabilities, Net	0.7	14,737,034

Net Assets	100.0	2,185,376,941

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels.  These securities are payable on demand and are shown at their current rates as of January 31, 2013.

**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of January 31, 2013.

† The cost for federal income tax purposes was $2,170,639,907.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
FGIC: Financial Guaranty Insurance Co.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
SPA: Standby Bond Purchase Agreement
TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of January 31, 2013 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Investments(a)	$—	$2,170,639,907	$—	$2,170,639,907
Total	$—	$2,170,639,907	$—	$2,170,639,907

There have been no transfers between fair value measurement levels during the period ended January 31, 2013.

(a)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Tax-Exempt Portfolio, a series of Cash Account Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 20, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 20, 2013